Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents [Text Block]	7. Cash and cash equivalents Cash and cash equivalents balances represent demand deposits and deposits with an original maturity date of less than three months.